Cumulative Credit Impairments on Fixed-Maturity Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Than Temporary Impairment Losses Recognized [Line Items]
Beginning Balance	$ 0	$ 241
Additions for credit impairments recognized on:
Securities not previously impaired	0	0
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	184	0
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	(184)	(241)
Ending Balance	$ 0	$ 0